Summary of Change in Vested Restricted Units (Detail) (Restricted Units)				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested Units Balance, January 29, 2014	2,000	2,000	4,000
Repurchased				(2,000)
Vested Units Balance, June 30, 2014	2,000	2,000	4,000